Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Garrison Street Trust
Entity Central Index Key	0000803013
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
VIP Investment Grade Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® VIP Investment Grade Central Fund
Class Name	VIP Investment Grade Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® VIP Investment Grade Central Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investment Grade Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 3,119,027,408
Holdings Count | shares	1,907
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$3,119,027,408
Number of Holdings	1,907
Portfolio Turnover	119%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.5 AAA 7.2 AA 0.4 A 9.1 BBB 14.4 BB 1.7 B 0.9 Not Rated 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.5 AAA - 7.2 AA - 0.4 A - 9.1 BBB - 14.4 BB - 1.7 B - 0.9 Not Rated - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.4 Corporate Bonds 24.1 U.S. Government Agency - Mortgage Securities 18.1 Asset-Backed Securities 8.0 CMOs and Other Mortgage Related Securities 3.8 Other Investments 0.1 Foreign Government and Government Agency Obligations 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.4 Corporate Bonds - 24.1 U.S. Government Agency - Mortgage Securities - 18.1 Asset-Backed Securities - 8.0 CMOs and Other Mortgage Related Securities - 3.8 Other Investments - 0.1 Foreign Government and Government Agency Obligations - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 90.4 Grand Cayman (UK Overseas Ter) 5.4 Mexico 0.8 United Kingdom 0.7 Ireland 0.5 Bailiwick Of Jersey 0.5 Netherlands 0.4 Switzerland 0.3 France 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.4 Grand Cayman (UK Overseas Ter) - 5.4 Mexico - 0.8 United Kingdom - 0.7 Ireland - 0.5 Bailiwick Of Jersey - 0.5 Netherlands - 0.4 Switzerland - 0.3 France - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 33.8 US Treasury Bonds 11.6 Fannie Mae Mortgage pass-thru certificates 5.8 Ginnie Mae II Pool 4.8 Freddie Mac Gold Pool 4.2 Uniform Mortgage Backed Securities 2.2 Morgan Stanley 1.4 JPMorgan Chase & Co 1.4 Bank of America Corp 1.2 Wells Fargo & Co 0.9 67.3